Subsequent events (Tables)	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Summary of shares sold under share purchase agreement

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000

	4,408,048	$2,071,930